CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2012
CONCENTRATIONS
Summary of debtors who accounted for 10% or more of the Group's consolidated accounts receivable, other receivables amounts due from related parties, and other non-current assets

	As of December 31,
Debtors	2011		2012
	RMB	%	RMB	%
Other receivables
Company A	44,061	8%	75,100	23%
Company B	65,609	12%
Other non-current assets
Company C	134,000	42%	109,993	46%
Company D	55,936	17%	30,900	13%
Company E	57,600	18%
Company F			65,609	27%
Company G			22,842	10%